Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of Tax Expense (Benefit) on Income from Continuing Operations

The components of the Corporation’s tax expense (benefit) on income from continuing operations are as follows:

years ended December 31 (add 000)	2016	2015	2014
Federal income taxes:
Current	$97,975	$20,627	$35,313
Deferred	68,899	85,295	46,616
Total federal income taxes	166,874	105,922	81,929
State income taxes:
Current	15,189	18,153	10,307
Deferred	(1,149)	930	3,376
Total state income taxes	14,040	19,083	13,683
Foreign income taxes:
Current	1,064	99	1,262
Deferred	(394)	(241)	(2,027)
Total foreign income taxes	670	(142)	(765)
Total taxes on income	$181,584	$124,863	$94,847

Summary of Effective Income Tax Rate on Continuing Operations

The Corporation’s effective income tax rate on continuing operations varied from the statutory United States income tax rate because of the following permanent tax differences:

years ended December 31	2016	2015	2014
Statutory tax rate	35.0%	35.0%	35.0%
(Reduction) increase resulting from:
Effect of statutory depletion	(5.4)	(7.8)	(9.6)
State income taxes, net of federal tax benefit	1.5	3.0	3.6
Domestic production deduction	(2.0)	(0.1)	(0.9)
Transfer pricing	—	—	(0.2)
Goodwill write off	—	0.4	3.9
Foreign tax rate differential	(0.1)	—	1.3
Disallowed compensation	0.2	0.2	3.7
Transaction costs	0.1	—	2.4
Other items	0.6	(0.5)	(1.1)
Effective income tax rate	29.9%	30.2%	38.1%

Components of Deferred Tax Assets and Liabilities

The principal components of the Corporation’s deferred tax assets and liabilities are as follows:

December 31	Deferred Assets (Liabilities)
(add 000)	2016	2015
Deferred tax assets related to:
Employee benefits	$61,462	$56,302
Inventories	71,490	75,907
Valuation and other reserves	38,206	42,857
Net operating loss carryforwards	10,507	11,448
Accumulated other comprehensive loss	82,793	67,757
AMT credit carryforward	2,771	48,197
Gross deferred tax assets	267,229	302,468
Valuation allowance on deferred tax assets	(8,521)	(8,967)
Total net deferred tax assets	258,708	293,501
Deferred tax liabilities related to:
Property, plant and equipment	(635,576)	(593,767)
Goodwill and other intangibles	(268,999)	(266,436)
Other items, net	(17,152)	(16,757)
Total deferred tax liabilities	(921,727)	(876,960)
Net deferred tax liability	$(663,019)	$(583,459)

Schedule of Unrecognized Tax Benefits Excluding Interest Correlative Effects

The following table summarizes the Corporation’s unrecognized tax benefits, excluding interest and correlative effects:

years ended December 31 (add 000)	2016	2015	2014
Unrecognized tax benefits at beginning of year	$18,727	$21,107	$11,826
Gross increases – tax positions in prior years	2,401	3,079	2,075
Gross decreases – tax positions in prior years	(1,924)	(3,512)	(203)
Gross increases – tax positions in current year	4,650	4,978	3,369
Gross decreases – tax positions in current year	(2,047)	(594)	(51)
Lapse of statute of limitations	—	(6,331)	(1,872)
Unrecognized tax benefits assumed with acquisition	—	—	5,963
Unrecognized tax benefits at end of year	$21,807	$18,727	$21,107